Restatement - Schedule of Consolidated Financial Statements Previously Issued (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative liabilities	$ 1,088,423		$ 1,088,423		$ 1,857,252		[1]
Additional paid-in capital	26,850,520		26,850,520		21,125,956	7,615,732	[1]
Accumulated deficit	(18,605,459)		(18,605,459)		(12,028,388)	(5,488,822)	[1]
General and administrative	4,262,707	$ 2,295,101	11,183,305	$ 7,049,288	13,189,879	7,689,898
Change in fair value of derivative liabilities	821,528		(334,990)		861,302
Net loss	(1,221,361)	470,294	(6,583,421)	(1,905,189)	(6,539,566)	(2,061,983)	[1]
Total comprehensive loss	$ (1,240,236)	$ 452,282	(6,627,982)	(1,939,727)	(6,574,496)	(2,074,901)
Stock based compensation					323,875	464,321
Stock compensation			$ 1,567,176	$ 50,046	4,344,429	$ 464,321	[1]
Scenario, Previously Reported [Member]
Derivative liabilities
Additional paid-in capital					23,740,751
Accumulated deficit					(12,785,931)
General and administrative					13,086,120
Change in fair value of derivative liabilities
Net loss					(7,297,109)
Total comprehensive loss					(7,332,039)
Stock based compensation					2,938,670
Stock compensation					4,240,670
Restatement Adjustment [Member]
Derivative liabilities					1,857,252
Additional paid-in capital					2,614,795
Accumulated deficit					(757,543)
General and administrative					103,759
Change in fair value of derivative liabilities					861,302
Net loss					(757,543)
Total comprehensive loss					(757,543)
Stock based compensation					(2,614,795)
Stock compensation					$ 103,759

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis